UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart Goldberg
Title:    Chief Investment Officer
Phone:    (212) 931-9600

Signature, Place and Date of Signing:


 /s/ Stuart Goldberg            New York, New York             April 10, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:   $103,781
                                         (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008
           ITEM 1:                 ITEM 2:      ITEM 3:    ITEM 4:        ITEM 5:         ITEM 6:     ITEM 7:          ITEM 8:
                                  TITLE OF       CUSIP      VALUE    SHRS OR SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER               CLASS       NUMBER     (X1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP              COM             067901108    1,915     44,064 SH            SOLE        NONE     1,915
AGNICO EAGLE MINES LTD         COM             008474108    2,334     34,475 SH            SOLE        NONE     2,334
AES CORP                       COM             00130H105    3,143    188,564 SH            SOLE        NONE     3,143
AGRIUM INC                     COM             008916108    1,154     18,574 SH            SOLE        NONE     1,154
AVON PRODS INC                 COM             054303102    2,746     69,440 SH            SOLE        NONE     2,746
BUNGE LIMITED                  COM             G16962105      901     10,365 SH            SOLE        NONE       901
GENERAL CABLE CORP DEL NEW     COM             369300108    5,418     91,725 SH            SOLE        NONE     5,418
CALGON CARBON CORP             COM             129603106    7,779    516,889 SH            SOLE        NONE     7,779
DEERE & CO                     COM             244199105    3,172     39,435 SH            SOLE        NONE     3,172
I-TRAX INC                     COM NEW         45069D203    4,464    834,461 SH            SOLE        NONE     4,464
EXTERRAN HLDGS INC             COM             30225X103    5,231     81,046 SH            SOLE        NONE     5,231
FREEPORT-MCMORAN COPPER & GO   COM             35671D857    2,117     21,997 SH            SOLE        NONE     2,117
FEDERAL HOME LN MTG CORP       COM             313400301    1,706     67,375 SH            SOLE        NONE     1,706
FOSTER WHEELER LTD             SHS NEW         G36535139    3,283     57,985 SH            SOLE        NONE     3,283
GENTEK INC                     COM NEW         37245X203    4,677    155,479 SH            SOLE        NONE     4,677
GOLDCORP INC NEW               COM             380956409    2,188     56,454 SH            SOLE        NONE     2,188
CORNING INC                    COM             219350105    4,853    201,852 SH            SOLE        NONE     4,853
HILL INTERNATIONAL INC         COM             431466101    4,132    330,281 SH            SOLE        NONE     4,132
HUMANA INC                     COM             444859102    2,332     51,989 SH            SOLE        NONE     2,332
MCDERMOTT INTL INC             COM             580037109    3,175     57,924 SH            SOLE        NONE     3,175
MIRANT CORP NEW                COM             60467R100    5,224    143,554 SH            SOLE        NONE     5,224
NU SKIN ENTERPRISES INC        CL A            67018T105    3,108    172,496 SH            SOLE        NONE     3,108
O2MICRO INTERNATIONAL LTD      SPONS ADR       67107W100    3,844    497,253 SH            SOLE        NONE     3,844
PATRIOT COAL CORP              COM             70336T104    2,287     48,684 SH            SOLE        NONE     2,287
POTASH CORP OF SASK INC        COM             73755L107    1,282      8,260 SH            SOLE        NONE     1,282
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR   204412209    2,278     65,774 SH            SOLE        NONE     2,278
SAFEWAY INC                    COM NEW         786514208    2,067     70,439 SH            SOLE        NONE     2,067
TRIPLE CROWN MEDIA INC         COM             89675K102      815    292,209 SH            SOLE        NONE       815
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209    1,933     41,858 SH            SOLE        NONE     1,933
TOLL BROTHERS INC              COM             889478103    1,299     55,310 SH            SOLE        NONE     1,299
TITAN INTL INC ILL             COM             88830M102    6,457    210,946 SH            SOLE        NONE     6,457
TECHWELL INC                   COM             87874D101    3,420    315,499 SH            SOLE        NONE     3,420
WHIRLPOOL CORP                 COM             963320106    3,047     35,115 SH            SOLE        NONE     3,047

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